Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2021 shares SFr / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares SFr / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares SFr / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	3,585,689	3,585,689	2,900,667	2,900,667	1,981,629	1,981,629	1,618,856
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 6.34	$ 6.95	SFr 6.29	$ 7.11	SFr 5.24	$ 5.41
Weighted average share price of common share options exercised (in dollars per share) | (per share)	6.62	7.26
Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	0.15	5.04			SFr 5.24
Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 9.53	$ 12.30
CHF 0.15 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	208,125	208,125
CHF 0.15 [Member] | Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2022	2022
CHF 0.15 [Member] | Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2026	2026
CHF 9.53 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	223,646	223,646
Expiration Dates	2027	2027
USD 5.04 to USD 12.30 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	3,153,918	3,153,918
USD 5.04 to USD 12.30 [Member] | Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2028	2028
USD 5.04 to USD 12.30 [Member] | Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2031	2031